Significant Acquisitions	12 Months Ended
Dec. 31, 2014
Significant Acquisitions [Abstract]
Significant Acquisitions
3.        Significant Acquisitions:

U.S. East Coast Business: On December 18, 2013, the Company, via its subsidiary Aegean Bunkering USA, acquired Hess 's U.S. East Coast operations (the "US East Coast Business"), for a total consideration of $30,000 plus the inventory acquired on closing which amounted  to $97,390. The U.S. East Coast business includes physical supplies of marine fuel products to seagoing ships in ports and at sea. The bunkering operations supply the heavily trafficked ports of New York, Philadelphia, Baltimore, Norfolk and Charleston, and include approximately 250,000 cubic meters of leased tank storage. This transaction marks the Company's entry into supplying customers in the U.S. and increases its exposure to U.S. clients worldwide, including leading cruise lines.

The following table presents the fair value of the assets and liabilities as of the acquisition date.

Purchase Price
Cash consideration to sellers	$127,390
Fair Value of Assets and Liabilities Acquired
Inventories	97,390
Lease agreement	1,915
Total fair value of assets and liabilities acquired	99,305
Goodwill	$28,085

Goodwill, which arose on the acquisition, constitutes a premium paid by the Company over the fair value of the net assets of the U.S. East Coast Business, which is attributable to anticipated benefits from the unique position of the U.S. East Coast Business in the markets in which it operates.
The preparation of pro-forma information of the Company as though the acquisition had occurred at the beginning of the prior reporting year and of comparable information for the previous reporting year is impracticable due to different accounting principles and policies applied and due to the fact that Hess historically operated  the U.S. East Coast business primarily as part of its integrated distribution network. Therefore, meaningful historical revenue information is not available.  As such, the Company has not presented pro forma earnings information for the year ended December 31, 2013.
The amounts of revenue and earnings of the U.S. East Coast Business since the acquisition date included in the consolidated income statements are as follows:

2013
Total revenues	$29,347
Net income	468
Earnings per share	$0.01